Going Concern Analysis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2023
Going Concern Analysis [Abstract]
Net loss	$ (14,868,694)	$ (5,984,706)	$ (32,390,447)	$ (27,649,876)
Cash flow from operating activities	(5,960,931)	$ (3,951,791)	(18,576,811)	(22,392,006)
Cash balance	88,671		97,102	$ 2,768,640
Selling amount	1,800,000		$ 1,800,000
Aggregate market value of voting and nonvoting equity.	$ 3,000,000				$ 75,000,000